Financial assets at fair value through other comprehensive income - Changes in fair value (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of financial assets [line items]
Opening balance		€ 876,444
Reversals of impairments					€ 3
Closing balance		878,985	€ 876,444
FVOCI [member]
Disclosure of financial assets [line items]
Opening balance		31,223	69,730
Effect of changes in accounting policy (due to the implementation of IFRS 9)			(32,129)
Additions		16,270	10,518
Amortisation		(12)	(12)
Transfers and reclassifications		3	2
Changes in unrealised revaluations	[1]	397	(1,123)
Impairments		(2)
Reversals of impairments		1	16
Disposals and redemptions		(13,389)	(15,656)
Exchange rate differences		(25)	(124)
Changes in the composition of the group and other changes		3	1
Closing balance		34,468	31,223		69,730
FVOCI [member] | Equity securities [member]
Disclosure of financial assets [line items]
Opening balance		3,228	3,983
Effect of changes in accounting policy (due to the implementation of IFRS 9)			(184)
Additions		11	33
Transfers and reclassifications		3	1
Changes in unrealised revaluations	[1]	139	(463)
Disposals and redemptions		(1,091)	(178)
Exchange rate differences		15	35
Changes in the composition of the group and other changes			0
Closing balance		2,306	3,228		3,983
FVOCI [member] | Debt securities and loans and advances [Member]
Disclosure of financial assets [line items]
Opening balance	[2]	27,995	65,747
Effect of changes in accounting policy (due to the implementation of IFRS 9)	[2]		(31,945)
Additions	[2]	16,259	10,486
Amortisation	[2]	(12)	(12)
Transfers and reclassifications	[2]	0	1
Changes in unrealised revaluations	[1],[2]	258	(660)
Impairments	[2]	(2)	0
Reversals of impairments	[2]	1	16
Disposals and redemptions	[2]	(12,298)	(15,478)
Exchange rate differences	[2]	(40)	(159)
Changes in the composition of the group and other changes	[2]	2	1
Closing balance		€ 32,163	€ 27,995	[2]	€ 65,747	[2]

[1]	2 Changes in unrealised revaluations include changes on hedged items which are recognised in the statement of profit or loss.
[2]	1 Fair value through other comprehensive income debt instruments includes both debt securities and loans and advances.